CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Treasury stock shares	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive gain/(loss) CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2015	¥ 60			¥ (180,977)	¥ (9,719)	¥ (190,636)
Balance (in shares) at Dec. 31, 2015 | shares	94,870,580
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation			¥ 2,860			2,860
Deemed capital contribution			837			837
Accretions to pre-IPO preferred shares redemption value			(3,697)	(13,208)		(16,905)
Net loss				(86,568)		(86,568)
Foreign currency translation adjustments					317	317
Balance at Dec. 31, 2016	¥ 60			(280,753)	(9,402)	(290,095)
Balance (in shares) at Dec. 31, 2016 | shares	94,870,580
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation			1,896			1,896
Deemed capital contribution			1,147			1,147
Accretions to pre-IPO preferred shares redemption value			(3,043)	(17,902)		(20,945)
Net loss				(90,671)		(90,671)
Foreign currency translation adjustments					(1,367)	(1,367)
Balance at Dec. 31, 2017	¥ 60			(389,326)	(10,769)	(400,035)
Balance (in shares) at Dec. 31, 2017 | shares	94,870,580
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Grant of restricted shares	¥ 16		(16)
Grant of restricted shares (in shares) | shares	24,407,184	(24,407,184)
Share issuance upon the initial public offering, net of issuance costs	¥ 7		103,365			103,372
Share issuance upon the initial public offering, net of issuance costs (in shares) | shares	10,400,000
Share issuance upon the conversion and redesignation of Pre-IPO preferred shares into Class A ordinary shares	¥ 118		930,318			930,436
Share issuance upon the conversion and redesignation of Pre-IPO preferred shares into Class A ordinary shares (in shares) | shares	171,102,902
Vesting of restricted shares			71,209			71,209
Vesting of restricted shares (in shares) | shares		12,917,926
Vesting of share options			576			576
Share-based compensation for super voting right			4,657			4,657
Share-based compensation for transfer of Class A ordinary shares			1,690			1,690
Deemed capital contribution			450			450
Accretions to pre-IPO preferred shares redemption value			(35,066)			(35,066)
Net loss				(78,700)		(78,700)	$ (11,445)
Foreign currency translation adjustments					3,401	3,401	495
Balance at Dec. 31, 2018	¥ 201		¥ 1,077,183	¥ (468,026)	¥ (7,368)	¥ 601,990	$ 87,555
Balance (in shares) at Dec. 31, 2018 | shares	300,780,666	(11,489,258)